Convertible Notes Payable (Details Textual) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended	48 Months Ended								9 Months Ended	1 Months Ended	9 Months Ended		9 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Jul. 31, 2012	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Maximum	Jul. 31, 2012 Minimum	Mar. 31, 2014 Convertible Notes Payable	Mar. 26, 2014 Convertible Notes Payable Related Party	Mar. 31, 2014 Convertible Notes Payable Related Party	Nov. 14, 2013 Convertible Notes Payable Related Party	Mar. 31, 2014 2013 Notes	Jan. 31, 2014 2013 Notes	Dec. 31, 2013 2013 Notes	Mar. 31, 2014 2010 Notes	Jun. 30, 2013 2010 Notes	Mar. 31, 2014 2011 Notes	Jun. 30, 2013 2011 Notes	Mar. 31, 2014 2012 Notes
Third party capital investment				$ 2,500,000		$ 2,500,000	$ 2,500,000
Percentage of common share price of financing	4.50%	65.00%	65.00%	65.00%		65.00%
Maximum convertible notes payable issuance	1,000,000	2,000,000	2,000,000
Qualified offering common stock			5,000,000
Maximum conversion pre money valuation		20,000,000	20,000,000
Percentage of exercise per share on price per common share			135.00%
Qualified financing													5,000,000	2,500,000				3,000,000	2,703,000
Description of convertible notes	On the date of a Qualified Financing, the lenders are permitted an elective conversion option to convert the outstanding principal and interest at the lower of 50% of the price per share of common stock in the Qualified Financing or $4.50 per share.	On the maturity date of the convertible notes, or the closing of a Sale of the Company, whichever occurs first, the lenders are permitted an elective conversion option to convert the outstanding principal and interest on the convertible notes at the lower of 65% of the price per share of common stock in the Qualified Financing or 65% of the common stock price using a pre-money valuation of the Company of $20 million.
Percentage of price per common share on warrant to purchase two shares of common stock		135.00%
Percentage of price per common share on warrant to purchase one share of common stock	150.00%
Percentage of accrued interest on convertible notes payable																						8.00%	8.00%	12.00%	12.00%
Debt instrument, interest rate, stated percentage	8.00%	8.00%	8.00%					8.00%	8.00%		8.00%	8.00%						14.00%
Debt instrument, convertible, conversion price															$ 1.50
Debt conversion, converted instrument, amount															3,007,500				2,186,838			3,007,500		3,007,500		3,007,500
Beneficial conversion feature recorded as a debt discount				2,922,938	0		2,922,938								653,000
Marketable securities, equity securities, current, total																				3,000,000	3,000,000
Common stock convertible conversion price																				$ 1.26	$ 1.26
Investment option convertible conversion price																				$ 1.26	$ 1.26
Class of warrant or right, exercise price of warrants or rights																	7.50			1.89	1.89
Line of credit facility, current borrowing capacity																		250,000
Notes payable, related parties, current																	234,700
Accrued interest payable to related parties																	12,895
Warrants to options issued upon purchase of common stock																	39,117
Long-term debt, gross															211,966
Fair value of warrants																76,062
Debt instrument convertible number of common stock															2,401,620
Debt Instrument, Face Amount				657,500		3,732,500	657,500	2,703,000	2,703,000	2,157,500	1,312,500
Convertible notes matured amount						2,157,500
Additonal Convertible Notes Matured Amount						750,000
Debt Instrument, Maturity Date, Description				mature at various dates from February 2012 to January 2014		mature at various dates from February 2012 to January 2014
Interest Expense, Debt				$ 653,000